                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Strategic Allocation Fund (Nov. 27, 2009)               S-6141-99 AF

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Compensation section of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Anwiti Bahuguna, Ph.D., Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

David M. Joy, Portfolio Manager

-    Managed the Fund since May 2010.

-    Joined the investment manager in 2003.

- Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Colin Moore, Portfolio Manager

-    Managed the Fund since May 2010.

-    Chief Investment Officer of the investment manager.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since 2002.

- Joined the investment manager as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

Kent M. Peterson, Ph.D., Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

                                                               S-6141-5 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Strategic Income Allocation Fund (Nov. 27, 2009)         S-6287-99 E

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Compensation section of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since 2007.

-    Senior Vice President and Head of Fixed Income.

- Joined the investment manager in 1986 and became manager of the Investment Statistical Group in 1989. He became a portfolio manager in 1995.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Laura A. Ostrander, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1996.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the high yield fixed income sector team.

-    Joined the investment manager in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

Gene R. Tannuzzo, CFA, Portfolio Manager

-    Managed the Fund since 2009.

-    Sector Manager, multi-sector fixed income.

- Joined the investment manager in 2003 as an associate analyst in municipal bond research.

-    Began investment career in 2003.

-    BSB, University of Minnesota, Carlson School of Management.

                                                               S-6287-3 A (5/10)